Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from (used in) operating activities [abstract]
Net income (loss)	€ 1,718	€ 6,303
Reconciliation of the net income (loss) and the cash generated from (used for) the operating activities
Depreciation and amortization, net	3,645	2,030
Employee benefits costs	83	192
Change in provision for charges	507	134
Share-based compensation expense	1,401	2,596
Change in valuation allowance on financial assets	(1,044)	2,255
Gains (losses) on financial assets	288	(1,333)
Change in valuation allowance on financial instruments	(130)	(100)
Gains on assets and other financial assets	0	(25)
Interest paid	0	194
Disposal of property and equipment (scrapping)	591	0
Other profit or loss items with no cash effect	6	(52)
Operating cash flow before change in working capital	7,065	12,194
Change in working capital	(18,530)	(10,976)
Net cash generated from / (used in) operating activities:	(11,465)	1,218
Cash flows from (used in) investing activities [abstract]
Acquisition of property and equipment, net	(309)	(420)
Disposal of other assets	66	0
Purchase of other assets	(3)	(1)
Interest received on financial assets	0	25
Net cash generated from / (used in) investing activities:	(246)	(395)
Cash flows from (used in) financing activities [abstract]
Proceeds from the exercise / subscription of equity instruments	348	192
Repayment of borrowings	(1,594)	(958)
Net interest paid	0	(194)
Net cash generated / (used in) from financing activities:	(1,246)	(960)
Effect of the exchange rate changes	145	(670)
Net increase / (decrease) in cash and cash equivalents:	(12,811)	(807)
Cash and cash equivalents at the beginning of the year:	84,225	103,756
Cash and cash equivalents at the end of the six-months period:	71,414	102,949
Change in working capital
Trade receivables and others (excluding rebates related to capital expenditures)	56,446	61,531
Trade receivables and others (excluding rebates related to capital expenditures), variance	(4,001)	(13,290)
Deferred revenue - current and non-current portion	(11,024)	(17,427)
Deferred revenue - current and non-current portion, variance	(3,457)	(20,486)
Trade payables and others (excluding payables related to capital expenditures)	(16,991)	(18,667)
Trade payables and others (excluding payables related to capital expenditures), variance	(3,920)	(9,905)
Collaboration liabilities - current and non-current portion	(56,058)	(73,121)
Collaboration liabilities - current and non-current portion, variance	(7,153)	32,706
Total change in working capital	(27,627)	(47,684)
Total change in working capital, variance	€ (18,530)	€ (10,976)